Adoption of ASU 2018-12 (Summary of Changes in Future Contract Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
LFPB	$ 38,302	$ 40,767
Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB	(2,901)	693
Accounting Standards Update 2018-12 [Member]
LFPB				$ 42,044
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB			$ 3,726
Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				3,912
Annuities Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				2,667
UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				12,264
Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				5,939
Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				13,737
Retained Earnings [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB			$ 760	760
Retained Earnings [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB				(2)
Retained Earnings [Member] | Annuities Segment [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB				44
Retained Earnings [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB				92
Retained Earnings [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB				626
Protective [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				7,400
Swiss Re [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				3,300
As Previously Reported [Member]
LFPB	41,203	40,074
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
LFPB	$ 41,203	$ 40,074		38,318
As Previously Reported [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				3,062
As Previously Reported [Member] | Annuities Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				2,313
As Previously Reported [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				13,687
As Previously Reported [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				5,422
As Previously Reported [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				10,309
As Previously Reported [Member] | Protective [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				6,300
As Previously Reported [Member] | Swiss Re [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				1,800
Impact from Removal of Shadow Balances from AOCI [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				(1,700)
Impact from Removal of Shadow Balances from AOCI [Member] | Annuities Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				(105)
Impact from Removal of Shadow Balances from AOCI [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				(1,515)
Impact from Removal of Shadow Balances from AOCI [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				(80)
Single A Discount Rate Measurement in AOCI [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				4,666
Single A Discount Rate Measurement in AOCI [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				852
Single A Discount Rate Measurement in AOCI [Member] | Annuities Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				415
Single A Discount Rate Measurement in AOCI [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				517
Single A Discount Rate Measurement in AOCI [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				2,882
Other [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				3,525
Other [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
LFPB				$ 3,525